First Trust Natural Gas ETF Investment Objectives and Goals - First Trust Natural Gas ETF	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	First Trust Natural Gas ETF (FCG)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The First Trust Natural Gas ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq FactSet Natural GasTM Index (the “Index”).